Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Stock-Based Compensation

6. Stock-Based Compensation

The Company may periodically issue common stock options to members of the Board of Directors, officers, employees and consultants for services rendered. Options will vest and expire according to terms established at the issuance date of each grant.

Effective July 18, 2006, the Company’s Board of Directors adopted the 2006 Stock Option Plan (the “2006 Plan”), which provided for the issuance of up to 8,490,962 shares of the Company’s common stock to employees, consultants, and non-employee directors of the Company. The term of each option was for a period of no more than ten years, with options generally vesting over a period of four years. As of June 30, 2018, options to purchase 7,645,220 shares under the Plan were issued and outstanding. Outstanding vested stock options under the 2006 Plan were repurchased on August 23, 2018 in connection with the acquisition of the Company on such date (see Note 8).

The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its financial statements. The Company is required to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to value options. The Black-Scholes model requires the use of certain estimates, including the risk-free interest rate; the expected dividend yield; the weighted-average expected life of the option; and the expected volatility of the underlying stock price.

The Company uses the federal treasury instrument rate on the date of grant as the risk-free interest rate. The expected dividend yield is based on the Company’s history and expectation of dividend payouts. The Company made certain assumptions regarding option exercise and employee termination behavior in order to estimate an expected life for each option grant. The expected life falls between the end of the vesting period or requisite service period and the contractual term for the option. Historical volatility is determined using prices for the common stock of comparable companies over the expected term of the option.

For the six months ended June 30, 2018 and 2017, the Company’s total stock-based compensation expense was $18,293 and $4,942, respectively, and is recorded in selling, general and administrative costs in the statements of operations.

The initial fair value of each stock option award outstanding at June 30, 2018 was calculated using the Black-Scholes option-pricing model utilizing the following assumptions:

Risk-free interest rate	0.81% to 2.70%
Expected dividend yield	0%
Expected volatility	52.00%
Expected life	5.5 to 6.1 years

The Company did not grant any stock options that require a subsequent assessment of fair value.

A summary of stock option activity during the six months ended June 30, 2018 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)

Stock options outstanding at January 1, 2018	7,663,220	$0.057
Granted	-	-
Exercised	(18,000)	0.140
Forfeited	-	-
Expired	-	-
Stock options outstanding at June 30, 2018	7,645,220	0.057	8.55

Stock options exercisable at June 30, 2018	2,375,868	0.076	7.26

There were no options issued during the six months ended June 30, 2018. Outstanding stock options to acquire 5,269,352 shares of the Company’s common stock had not vested at June 30, 2018. As of June 30, 2018, there was approximately $121,279 of total unrecognized compensation cost related to unvested options granted, which is expected to be recognized over a weighted-average period of 3.5 years.

On August 23, 2018, in connection with the acquisition of the Company (see Note 8), all vested stock options were terminated and paid out in cash and all non-vested stock options were cancelled.

7. Stock-Based Compensation

Effective July 18, 2006, the Company’s Board of Directors adopted the 2006 Stock Option Plan (the “2006 Plan”), which provided for the issuance of up to 8,490,962 shares of the Company’s common stock to employees, consultants, and non-employee directors of the Company. The term of each option shall be no more than ten years and options generally vest over a four-year period. As of December 31, 2017, options to purchase 7,663,220 shares under the Plan were issued and outstanding. At December 31, 2017, an aggregate of 332,536 shares remain available for future grants under the Company’s stock option plan.

The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its financial statements. The Company is required to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to value options. The Black-Scholes model requires the use of assumptions regarding the risk-free interest rate; the expected dividend yield; the weighted-average expected life of the option; and the expected volatility of the unit price.

The Company uses the federal treasury instrument rate on the date of grant as the risk-free interest rate. The expected dividend yield is based on the Company’s history and expectation of dividend payouts. The Company made certain assumptions regarding option exercise and employee termination behavior in order to estimate an expected life for each option grant. The expected life falls between the end of the vesting period or requisite service period and the contractual term for the option. Historical volatility is determined using prices for comparable companies’ common stock over the expected term of the option.

For the years ended December 31, 2017 and 2016, the Company’s total stock-based compensation expense was $9,884 and $7,624, respectively, and is recorded in operating expenses in the accompanying statements of operations.

The following schedule reflects the weighted-average assumptions included in this model as it relates to the valuation of options granted for the year ended December 31, 2017:

Expected dividends	0.0%
Expected term (years)	6.0 years
Expected volatility	52.0%
Risk-free rate	2.12%
Exercise price	$0.044
Grant date fair value of options granted	$0.044

Using the Black-Scholes methodology, the total value of options granted during the year ended December 31, 2017 was $141,761, to be recognized over the service period. There were no stock options granted during the year ended December 31, 2016.

The following table summarizes information about stock option activity:

	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years

Balance, January 1, 2016	1,393,854	$0.120
Forfeited	(48,854)	$0.109

Balance, December 31, 2016	1,345,000	$0.120	4.59
Granted	6,318,220	$0.044

Balance, December 31, 2017	7,663,220	$0.057	9.05

Exercisable, December 31, 2017	3,218,256	$0.076	7.76

Nonvested, December 31, 2017	4,444,964	$0.044	9.99

As of December 31, 2017, there was $139,572 of total unrecognized compensation expense related to stock options granted which is expected to be recognized over a weighted-average period of 4.0 years.